Short-term borrowings and long-term debt (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Short-term borrowings and long-term debt are comprised
Short-term borrowings and long-term debt are comprised of the following:

	March 31, 2024
	Book value (Yen in millions)	Weighted average interest rate	Due
Short-term borrowings	1,812,605	2.64%
Long-term debt
Long-term loans	1,160,024	1.90%	2024-2058
Unsecured bonds	544,078	0.41%	2024-2034
Lease liabilities	571,726	2.53%

	2,275,828
Less - Portion due within one year	217,711

	2,058,117

	March 31, 2025
	Book value (Yen in millions)	Weighted average interest rate	Due
Short-term borrowings	1,843,959	2.13%
Long-term debt
Long-term loans	1,090,427	1.81%	2025-2058
Unsecured bonds	664,390	0.66%	2025 -2035
Lease liabilities	599,470	2.74%

	2,354,287
Less - Portion due within one year	287,445

	2,066,842

Summary of pledged assets as collateral
In the Financial Services segment, Sony pledged assets as collateral for short-term borrowings and long-term debt and the pledged assets are comprised of the following:

	Yen in millions
	March 31
	2024	2025
Securities	1,597,034	1,595,016
Housing loans in the banking business	883,882	961,286

In addition to the above, certain subsidiaries in the Financial Services segment pledged securities for securities-for-securities lending transactions and the pledged securities
In addition to the above, in the Financial Services segment, Sony pledged securities for securities-for-securities
lending transactions and the pledged securities are as follows:

	Yen in millions
	March 31
	2024	2025
Securities	-	332,867

Furthermore, pledged securities of certain subsidiaries in the Financial Services segment as collateral for cash settlements, variation margins of futures markets and certain other purposes
Furthermore, in the Financial Services segment, Sony pledged securities as collateral for cash settlements, variation margins of futures markets and certain other purposes and the pledged securities are as follows:

	Yen in millions
	March 31
	2024	2025
Securities	77,524	140,212